CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 13,074,091	$ 8,695,590
Federal funds sold	5,040,000	615,000
Interest-bearing deposits with banks	1,004,098	512,846
Securities available for sale (AFS), at fair value	41,827,612	34,946,225
Securities held to maturity (HTM), at amortized cost	153,516,839	126,988,316
Federal Home Loan Bank and Federal Reserve Bank stock - at cost	5,587,000	6,315,600
Loans receivable - net of allowance for loan losses of $7,655,041 and $7,669,147	710,088,775	654,449,936
Premises and equipment, net	16,440,902	12,132,141
Foreclosed real estate	5,028,513	10,469,302
Accrued interest receivable	3,027,784	2,784,396
Investment in bank owned life insurance	18,098,085	17,447,692
Other assets	10,746,024	10,579,058
Total Assets	983,479,723	885,936,102
Deposits
Noninterest-bearing deposits	81,097,622	75,642,197
Interest-bearing deposits	746,155,579	648,940,129
Total deposits	827,253,201	724,582,326
Short-term borrowings		816,422
Long-term debt	60,576,595	70,624,044
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	12,000,000
Accrued expenses and other liabilities	8,195,829	6,808,383
Total Liabilities	908,025,625	814,831,175
Stockholders' Equity
Common stock - par value $.01; authorized - 15,000,000 shares; issued 3,026,557 and 3,002,616 shares, respectively	30,266	30,026
Additional paid in capital	17,367,403	16,962,460
Retained earnings	38,712,194	37,892,557
Accumulated other comprehensive gain	289,599	411,188
Unearned ESOP shares	(945,364)	(508,304)
Total Stockholders' Equity	75,454,098	71,104,927
Total Liabilities and Stockholders' Equity	983,479,723	885,936,102
Preferred Stock, Senior Non-Cumulative Perpetual, Series C
Stockholders' Equity
Preferred Stock, value	20,000,000
Fixed Rate Cumulative Perpetual Preferred Stock, Series A
Stockholders' Equity
Preferred Stock, value		15,540,000
Fixed Rate Cumulative Perpetual Preferred Stock, Series B
Stockholders' Equity
Preferred Stock, value		$ 777,000